Note 9 - Retirement Plans (Details) - Asset Allocations	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	100.00%	100.00%
Common Stock [Member]
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	9.50%	59.90%
Special Distributions [Member]
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	15.60%
Dividend Notes [Member]
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	8.20%
Fixed Income Funds [Member]
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	17.50%	17.70%
Other Funds [Member]
Note 9 - Retirement Plans (Details) - Asset Allocations [Line Items]
Actual Asset Allocation	49.20%	22.40%